Supplement dated June 4, 2013 to the

PNC Equity Funds Class I Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             The following supersedes information included in paragraph C of the supplement dated February 26, 2013 to the prospectus. The information regarding the names, years of service, and titles of the Portfolio Managers of PNC Mid Cap Value Fund on page 15 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” is deleted and replaced with the following:

Name	Tenure as Fund Portfolio Manager	Title
Gordon A. Johnson	Since February 27, 2013	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	Since February 27, 2013	Senior Analyst
James E. Mineman	Since February 27, 2013	Senior Portfolio Manager
Peter A. Roy, CFA	Since February 27, 2013	Portfolio Manager
Lisa A. Teter	Since February 27, 2013	Senior Analyst

B.             The information regarding the names, years of service, and titles of the Portfolio Managers of PNC Small Cap Fund on page 29 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” is deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Gordon A. Johnson	27	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	4	Senior Analyst
James E. Mineman	18	Senior Portfolio Manager
Peter A. Roy, CFA	9	Portfolio Manager
Lisa A. Teter	18	Senior Analyst

C.  The following supersedes information concerning PNC Mid Cap Value Fund and PNC Small Cap Fund included in paragraph D of the supplement dated February 26, 2013 to the prospectus. Under the section entitled “Portfolio Management Teams” on pages 45-48, the information regarding the portfolio management team for PNC Mid Cap Value Fund and PNC Small Cap Fund is deleted in its entirety and replaced with the following:

Name	Business experience
Gordon A. Johnson Managing Director and Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 27 years

Mr. Johnson has overall responsibility for the team’s investment operations.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

M. Jed Ellerbroek, Jr., CFA	Mr. Ellerbroek is responsible for providing security analysis and idea

Senior Analyst Years with the Adviser: 4 Industry experience: 7 years	generation to the portfolio management process for the Mid Cap Value and Small Cap Funds. Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at Wachovia Capital Markets.

James E. Mineman Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 18 years

Mr. Mineman is responsible for coordinating the equity research process along with security analysis for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Peter A. Roy, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 12 years

Mr. Roy is responsible for providing security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Mid Cap Value Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 2003.  Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.

Lisa A. Teter Senior Analyst Years with the Adviser: 7 Industry experience: 18 years

Ms. Teter is responsible for portfolio management and trading along with security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

D. Effective June 28, 2013 the name of PNC Mid Cap Value Fund will be changed to PNC Mid Cap Fund.  All references throughout the prospectus to PNC Mid Cap Value Fund are to be deleted in their entirety and replaced with PNC Mid Cap Fund.

E. Effective June 28, 2013, the third, fourth and fifth sentences of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 14 of the prospectus are deleted in their entirety and replaced with the following:

PNC Capital Advisors, LLC’s (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (“CFROI®”)(1). CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds the Adviser’s cash flow value “target”. However, none of the sell characteristics are automatic.

F. Effective June 28, 2013, the following footnote is adding to the end of the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 14 of the prospectus:

(1)CFROI is a registered trademark of CSFB Holt.

G.  Effective June 28, 2013, the first paragraph under the section entitled “PERFORMANCE INFORMATION” on page 15 of the prospectus is deleted in its entirety and replaced with the following:

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance.  Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies and on June 28, 2013 the Fund modified the process by which it screens companies for investment.  Accordingly, performance information prior to those dates reflects the results of the previous investment strategies.  As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.  Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by calling 1-800-622-FUND (3863).

H. Effective June 28, 2013, the primary benchmark for PNC Mid Cap Fund will change from the Russell Midcap Value Index to the Russell Midcap Index and the AVERAGE ANNUAL TOTAL RETURNS table listed on page 15 of the prospectus under the section entitled “PERFORMANCE INFORMATION” is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (7/1/02)
Class I Shares
Returns Before Taxes	-6.18%	-2.07%	6.87%
Returns After Taxes on Distributions(1)	-6.30%	-2.48%	5.77%

Returns After Taxes on Distributions and Sale of Fund Shares(1)	-3.87%	-1.83%	5.63%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)	-1.55%	1.41%	8.04%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)	-1.38%	0.04%	7.77%

(1)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

I.  Effective June 28, 2013, the third, fourth and fifth sentences of the second paragraph under the section entitled PNC Mid Cap Value Fund on page 33 of the prospectus are deleted in their entirety and replaced with the following:

PNC Capital Advisors, LLC’s (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (“CFROI®”)(1). CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds the Adviser’s cash flow value “target”. However, none of the sell characteristics are automatic.

J.  Effective June 28, 2013, the following footnote is adding to the end of the section entitled “PNC Mid Cap Value Fund” on page 33 of the prospectus:

(1)CFROI is a registered trademark of CSFB Holt.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0613

Supplement dated June 4, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.                                     The following supersedes information included in paragraph C of the supplement dated February 26, 2013 to the prospectus. The information regarding the names, years of service, and titles of the Portfolio Managers of PNC Mid Cap Value Fund on page 18 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” is deleted and replaced with the following:

Name	Tenure as Fund Portfolio Manager	Title
Gordon A. Johnson	Since February 27, 2013	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	Since February 27, 2013	Senior Analyst
James E. Mineman	Since February 27, 2013	Senior Portfolio Manager
Peter A. Roy, CFA	Since February 27, 2013	Portfolio Manager
Lisa A. Teter	Since February 27, 2013	Senior Analyst

B.                                     The information regarding the names, years of service, and titles of the Portfolio Managers of PNC Small Cap Fund on page 33 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” is deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Gordon A. Johnson	27	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	4	Senior Analyst
James E. Mineman	18	Senior Portfolio Manager
Peter A. Roy, CFA	9	Portfolio Manager
Lisa A. Teter	18	Senior Analyst

C.                                    The following supersedes information concerning PNC Mid Cap Value Fund and PNC Small Cap Fund included in paragraph D of the supplement dated February 26, 2013 to the prospectus. Under the section entitled “Portfolio Management Teams” on pages 48 -51, the information regarding the portfolio management team for PNC Mid Cap Value Fund and PNC Small Cap Fund is deleted in its entirety and replaced with the following:

Name	Business experience
Gordon A. Johnson Managing Director and Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 27 years

Mr. Johnson has overall responsibility for the team’s investment operations.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

M. Jed Ellerbroek, Jr., CFA	Mr. Ellerbroek is responsible for providing security analysis and idea

Senior Analyst Years with the Adviser: 4 Industry experience: 7 years	generation to the portfolio management process for the Mid Cap Value and Small Cap Funds. Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at Wachovia Capital Markets.

James E. Mineman Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 18 years

Mr. Mineman is responsible for coordinating the equity research process along with security analysis for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Peter A. Roy, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 12 years

Mr. Roy is responsible for providing security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Mid Cap Value Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 2003.  Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.

Lisa A. Teter Senior Analyst Years with the Adviser: 7 Industry experience: 18 years

Ms. Teter is responsible for portfolio management and trading along with security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

D.                                    Effective June 28, 2013 the name of PNC Mid Cap Value Fund will be changed to PNC Mid Cap Fund.  All references throughout the prospectus to PNC Mid Cap Value Fund are to be deleted in their entirety and replaced with PNC Mid Cap Fund.

E.                                     Effective June 28, 2013, the third, fourth and fifth sentences of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 16 of the prospectus are deleted in their entirety and replaced with the following:

PNC Capital Advisors, LLC’s (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (“CFROI®”)(1). CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds the Adviser’s cash flow value “target”. However, none of the sell characteristics are automatic.

F.                                     Effective June 28, 2013, the following footnote is adding to the end of the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 16 of the prospectus:

(1)CFROI is a registered trademark of CSFB Holt.

G.                                    Effective June 28, 2013, the first paragraph under the section entitled “PERFORMANCE INFORMATION” on page 17 of the prospectus is deleted in its entirety and replaced with the following:

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance.  The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges.  If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.  The returns in the table reflect the deduction of applicable sales charges.  The performance of Class C Shares will differ due to differences in expenses.  Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies and on June 28, 2013 the Fund modified the process by which it screens companies for investment.  Accordingly, performance information prior to those dates reflects the results of the previous investment strategies.  As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.  Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by calling 1-800-622-FUND (3863).

H.                                  Effective June 28, 2013, the primary benchmark for PNC Mid Cap Fund will change from the Russell Midcap Value Index to the Russell Midcap Index and the AVERAGE ANNUAL TOTAL RETURNS table listed on page 17 of the prospectus under the section entitled “PERFORMANCE INFORMATION” is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (7/1/02)
Class A Shares
Returns Before Taxes	-11.39%	-3.38%	5.94%
Returns After Taxes on Distributions(1)	-11.41%	-3.71%	4.90%

Returns After Taxes on Distributions and Sale of Fund Shares(1)	-7.37%	-2.91%	4.82%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)	-1.55%	1.41%	8.04%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)	-1.38%	0.04%	7.77%

	1 Year	5 Years	Since Inception (6/2/03)
Class C Shares
Returns Before Taxes	-8.05%	-3.03%	6.32%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)	-1.55%	1.41%	8.04%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)	-1.38%	0.04%	8.80%

(1)         After-tax returns are shown for Class A Shares only.  After-tax returns for Class C Shares will differ.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

I.              Effective June 28, 2013, the third, fourth and fifth sentences of the second paragraph under the section entitled PNC Mid Cap Value Fund on page 37 of the prospectus are deleted in their entirety and replaced with the following:

PNC Capital Advisors, LLC’s (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (“CFROI®”)(1). CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds the Adviser’s cash flow value “target”. However, none of the sell characteristics are automatic.

J.             Effective June 28, 2013, the following footnote is adding to the end of the section entitled “PNC Mid Cap Value Fund” on page 37 of the prospectus:

(1)CFROI is a registered trademark of CSFB Holt.

K.                                    The following changes apply to the sale of Class A and Class C Shares of the PNC Equity Funds as described below:

The PNC Equity Funds have made the following changes in respect of the sale of Class A and Class C Shares:

Sale of Class A Shares in the amount of $1,000,000 or more: A sales charge is not charged on purchases of Class A Shares in the amount of $1,000,000 or more.  However, a contingent deferred sales charge of 1.00% (0.50% in the case of PNC S&P 500 Index Fund) will apply if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months of purchase.  Formerly, the contingent deferred sales charge applied to Class A Shares redeemed within 18 months of purchase.  The CDSC is calculated on either the (1) net asset value per share (“NAV”) of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.

Sale of Class C Shares: You do not pay a sales charge when you purchase Class C Shares.  The offering price of Class C Shares is simply the next calculated net asset value per share (“NAV”).  If you redeem your Class C Shares within 12 months after your purchase, you will pay a contingent deferred sales charge of 1.00% (0.50% in the case of the S&P 500 Index Fund) on either the (1) NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less.  Formerly, the contingent deferred sales charge applied to Class C Shares redeemed within 18 months of purchase.  Class C Shares purchased prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.  Good order means that complete information is provided for your sale request.

Upon your purchase of Class C Shares, the underwriter, the Adviser, or one of their affiliates pays an up-front distribution fee equal to up to 0.75% of your investment and an up-front shareholder servicing fee equal to 0.25% of your investment.  The underwriter, the Adviser, or one of their affiliates may be reimbursed for those payments out of the proceeds of the Fund’s distribution plan and shareholder servicing plan applicable to Class C Shares, respectively, over the first twelve months of your investment in a Fund’s Class C Shares.  After twelve months and for as long as you hold your shares, the Funds’ distributor pays ongoing distribution fees and the Fund pays shareholder servicing fees to your financial intermediary in amounts up to 0.75% and 0.25% of the average daily net asset value of your investment in the Fund’s Class C Shares, respectively.

Information regarding the above in the Prospectus, including any supplements thereto, is updated accordingly.

L.                                      Under the section entitled “General Information Regarding Exchanges”, on page 56 of the prospectus the second bullet is deleted in its entirety and replaced with the following:

•                  Class C Shares

You may exchange Class C Shares of any PNC Fund for Class C Shares of any other PNC Fund.

No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 12 months from your initial purchase. Class C Shares purchased prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.

M.                                  Under the section entitled “Waiver of Front-End Sales Charge — Class A Shares” on page 57 of the prospectus the following is to be added as the sixth bullet to the paragraph:

•                  through certain broker-dealers who have entered into an agreement with the PNC Funds’ distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.  Check with your broker-dealer to see if you qualify for this exemption;

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0613

Supplement dated June 4, 2013 to the

PNC Money Market Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             The third  bullet under the section entitled “Purchasing, Exchanging and Redeeming Fund Shares — Class C Shares” on page 31 of the prospectus is deleted in its entirety and replaced with the following:

•                  Contingent deferred sales charge (back-end sales charge if you redeem within 12 months of initial purchase)(not applicable to purchases by retirement plans)

B.             The third and fourth paragraphs under the section entitled “Purchasing, Exchanging and Redeeming Fund Shares” on page 31 of the prospectus are  deleted in their entirety and replaced with the following:

Investors may purchase Class A or Class C Shares by making a $1,000 minimum initial investment.  For investors purchasing Class A or Class C Shares through a Planned Investment Program, the minimum initial investment is $50.  See the section entitled “Planned Investment Program” on page 33 in this prospectus.  For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).

Class C Shares of the PNC Money Market Fund are also available via an exchange from Class C Shares of another Fund of PNC Funds.  You may purchase Class C Shares of the PNC Money Market Fund as part of your initial investment through a retirement plan or if you are participating in a Systematic Exchange Program (see page 34).

C.            Under the section entitled “How to Purchase and Exchange Fund Shares” on page 36 of the prospectus delete in its entirety  the section entitled “Class C Shares” and replace with the following:

Class C Shares

You may exchange Class C Shares of any PNC Fund for Class C Shares of any other PNC Fund.  No contingent deferred sales charge is imposed on redemptions of shares you acquire in exchange in this manner, provided you hold your shares for at least 12 months from your initial purchase.

D.            Under the section entitled “Contingent Deferred Sales Charges” on page 36 of the prospectus the first paragraph is deleted in its entirety and replaced with the following:

Class C Shares of the PNC Money Market Fund are available only through an exchange from a non-money market fund offered by PNC Funds or when participating in the Systematic Exchange Program (or for purchases by retirement plans).  You do not pay a sales charge when you purchase Class C Shares of the PNC Money Market Fund in an exchange.  The offering price of Class C Shares is simply the next calculated NAV.  But if you redeem your Class C Shares (other than those purchased through a retirement plan) within 12 months after your purchase, you will pay a contingent deferred sales charge of 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) the NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less.  Good order means that complete information is provided for your sale request.

E.             The following supersedes information included in paragraph B of the supplement dated April 24, 2013 to the prospectus.   The fourth paragraph under the section entitled “Distribution and Shareholder Services Plans” on page 40 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

Class A Shares of each Fund are subject to a distribution fee at an annual rate up to 0.10% of the average daily net assets attributable to such Fund’s Class A Shares.  The Board of Trustees has approved a contractual commitment whereby actual distribution fees for Class A Shares of each Fund are limited to no more than 0.03% with respect to each Fund.  This commitment continues through September 30, 2013, at which time the Board will determine whether to renew, revise or discontinue it.  Class C Shares of the Money Market Fund are subject to a distribution fee at an annual rate up to 75% of the average daily net assets attributable to Class C Shares.  When you exchange from Class C Shares of a non-money market fund offered by PNC Funds into Class C Shares of PNC Money Market Fund your securities dealer receives the distribution fee after 12 months from the date of the initial purchase of the non-money market fund offered by PNC Funds and then as long as you hold your shares.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-MMAC-0613

Supplement dated June 4, 2013 to the

PNC Target Date Funds Class I Shares Prospectus

Dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with the prospectus.

A.           For each of the PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund and PNC Retirement Income Fund, the third paragraph under the section entitled “Portfolio Managers” on pages 6, 12, 18, 24 and 30 of the prospectus, respectively, is deleted and replaced in its entirety with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Kevin McCreadie; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone; Aneet Deshpande and Donald J. Hohman.  Mr. McCreadie serves as the Adviser’s Chief Investment Officer and has 20 years of experience managing equity portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. McGlone serves as the Adviser’s Chief Risk Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

B.             The third paragraph under the section entitled “Portfolio Management” on page 50 of the prospectus is deleted and replaced in its entirety with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Kevin McCreadie; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone; Aneet Deshpande and Donald J. Hohman.  Mr. McCreadie serves as the Adviser’s Chief Investment Officer and has 20 years of experience managing equity portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. McGlone serves as the Adviser’s Chief Risk Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-TDFI-0613

Supplement dated June 4, 2013 to the

PNC Target Date Funds Class R Shares Prospectus

Dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with the prospectus.

A.           For each of the PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund and PNC Retirement Income Fund, the third paragraph under the section entitled “Portfolio Managers” on pages 6, 12, 18, 24 and 30 of the prospectus, respectively, is deleted and replaced in its entirety with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Kevin McCreadie; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone; Aneet Deshpande and Donald J. Hohman.  Mr. McCreadie serves as the Adviser’s Chief Investment Officer and has 20 years of experience managing equity portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. McGlone serves as the Adviser’s Chief Risk Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

B.             The third paragraph under the section entitled “Portfolio Management” on page 50 of the prospectus is deleted and replaced in its entirety with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Kevin McCreadie; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone; Aneet Deshpande and Donald J. Hohman.  Mr. McCreadie serves as the Adviser’s Chief Investment Officer and has 20 years of experience managing equity portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. McGlone serves as the Adviser’s Chief Risk Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-TDFR-0613

Supplement dated June 4, 2013 to the

PNC Fixed Income and Tax Exempt Bond Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.            The following changes apply to the sale of Class A and Class C Shares of the PNC Fixed Income and Tax Exempt Bond Funds as described below:

The PNC Fixed Income and Tax Exempt Bond Funds have made the following changes in respect of the sale of Class A and Class C Shares:

Sale of Class A Shares (other than Class A Shares of the PNC Ultra Short Bond Fund) in the amount of $1,000,000 or more: A sales charge is not charged on purchases of Class A Shares in the amount of $1,000,000 or more.  However, a contingent deferred sales charge of 0.50% (0.25% in the case of PNC Limited Maturity Bond Fund) will apply if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months of purchase.  Formerly, the contingent deferred sales charge applied to Class A Shares redeemed within 18 months of purchase. The CDSC is calculated on either the (1) net asset value per share (“NAV”) of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less, Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.

Sale of Class C Shares: You do not pay a sales charge when you purchase Class C Shares.  The offering price of Class C Shares is simply the next calculated NAV.  If you redeem your Class C Shares within 12 months after your purchase, you will pay a contingent deferred sales charge of 1.00% on either the (1) NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less.  Formerly, the contingent deferred sales charge applied to Class C Shares redeemed within 18 months of purchase.  Class C Shares purchased prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.  Good order means that complete information is provided for your sale request.

Upon your purchase of Class C Shares, the underwriter, the Adviser, or one of their affiliates pays an up-front distribution fee equal to up to 0.75% of your investment and an up-front shareholder servicing fee equal to 0.25% of your investment.  The underwriter, the Adviser, or one of their affiliates may be reimbursed for those payments out of the proceeds of the Fund’s distribution plan and shareholder servicing plan applicable to Class C Shares, respectively, over the first twelve months of your investment in a Fund’s Class C Shares.  After twelve months and for as long as you hold your shares, the Funds’ distributor pays ongoing distribution fees and the Fund pays shareholder servicing fees to your financial intermediary in amounts up to 0.75% and 0.25% of the average daily net asset value of your investment in the Fund’s Class C Shares, respectively.

Information regarding the above in the Prospectus, including any supplements thereto, is updated accordingly.

B.            Under the section entitled “General Information Regarding Exchanges” on page 65 of the prospectus, the second bullet is deleted in its entirety and replaced with the following:

•                  Class C Shares

You may exchange Class C Shares of any PNC Fund for Class C Shares of any other PNC Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 12 months from your initial purchase. Class C Shares purchased prior to May 1, 2013 will continue to be subject to a contingent deferred sales charge for the 18-month period following their purchase.

C.            Under the section entitled “Waiver of Front-End Sales Charge — Class A Shares” on pages 66-67 of the prospectus the following is to be added as the seventh bullet to the paragraph:

•      through certain broker-dealers who have entered into an agreement with the PNC Funds’ distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.  Check with your broker-dealer to see if you qualify for this exemption;

 Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0613

Supplement dated June 4, 2013 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with the SAI.

A.             Aneet Deshpande has been added as a voting member to PNC Capital Advisors, LLC’s Asset Allocation Committee, which serves as the portfolio management team for PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund and PNC Retirement Income Fund (collectively, the “Funds”) .  The following information is to be added to the table beginning on page 101 of the SAI under the section entitled “Portfolio Managers — Other Accounts Managed”, which provides information about funds and accounts, other than the PNC Funds, for which Mr. Deshpande is primarily responsible for the day to day portfolio management as of May 31, 2013:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (in millions)

Aneet Deshpande
Head of Equity Trading and Member of Asset Allocation Committee	Registered Investment Companies:	0	0	0	$0
	Other Pooled Investment Vehicles:	0	0	0	$0
	Other Accounts:	0	0	0	$0

B.  The information regarding the dollar range of shares beneficially owned by the Portfolio Managers of the Funds under the section entitled “Ownership of Securities” on page 112-113 of the SAI is deleted in its entirety and replaced with the following information, which sets forth the dollar range of shares beneficially owned by the Portfolio Managers of each Fund as of May 31, 2012 (May 31, 2013 for Aneet Deshpande).

Target 2020 Fund*
Timothy D. Compan, Jr., CFA	None
Aneet Deshpande	None
Donald J. Hohman	None
Kevin McCreadie	None
Mark McGlone	None
Sean T. Rhoderick, CFA	None
Douglas Roman, CFA, CMT	None
Martin C. Schulz, J.D.	None
Keith Weigel	None

Target 2030 Fund*
Timothy D. Compan, Jr., CFA	None
Aneet Deshpande	None
Donald J. Hohman	None
Kevin McCreadie	None
Mark McGlone	None
Sean T. Rhoderick, CFA	None

Douglas Roman, CFA, CMT	None
Martin C. Schulz, J.D.	None
Keith Weigel	None

Target 2040 Fund*
Timothy D. Compan, Jr., CFA	None
Aneet Deshpande	None
Donald J. Hohman	None
Kevin McCreadie	None
Mark McGlone	None
Sean T. Rhoderick, CFA	None
Douglas Roman, CFA, CMT	None
Martin C. Schulz, J.D.	None
Keith Weigel	None

Target 2050 Fund*
Timothy D. Compan, Jr., CFA	None
Aneet Deshpande	None
Donald J. Hohman	None
Kevin McCreadie	None
Mark McGlone	None
Sean T. Rhoderick, CFA	None
Douglas Roman, CFA, CMT	None
Martin C. Schulz, J.D.	None
Keith Weigel	None

Retirement Income Fund*
Timothy D. Compan, Jr., CFA	None
Aneet Deshpande	None
Donald J. Hohman	None
Kevin McCreadie	None
Mark McGlone	None
Sean T. Rhoderick, CFA	None
Douglas Roman, CFA, CMT	None
Martin C. Schulz, J.D.	None
Keith Weigel	None

*The Target Date Funds are newly formed and were not yet available for investment as of 5/31/2012.

C. Effective June 28, 2013 the name of PNC Mid Cap Value Fund will be changed to PNC Mid Cap Fund.  All references throughout the SAI to PNC Mid Cap Value Fund are to be deleted in their entirety and replaced with PNC Mid Cap Fund.

D. The PNC Funds have made the following changes in respect of the sale of Class A and Class C Shares:

Sale of Class A Shares of the Equity Funds in the amount of $1,000,000 or more: A sales charge is not charged on purchases of Class A Shares of the Equity Funds in the amount of $1,000,000 or more.  However, a contingent deferred sales charge of 1.00% (0.50% in the case of PNC S&P 500 Index Fund) will apply if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months of purchase.  Formerly, the contingent deferred sales charge applied to Class A Shares redeemed within 18 months of purchase.  The CDSC is calculated on either the (1) net asset value per share (“NAV”) of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less.  Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.

Sale of Class A Shares of the Fixed Income and Tax Exempt Bond Funds (other than the PNC Ultra Short Bond Fund) in the amount of $1,000,000 or more: A sales charge is not charged on purchases of Class A Shares of the Fixed Income and Tax Exempt Bond Funds in the amount of $1,000,000 or more.  However, a contingent deferred sales charge of 0.50% (0.25% in the case of PNC Limited Maturity Bond Fund) will apply if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months of purchase.  Formerly, the contingent deferred sales charge applied to Class A Shares redeemed within 18 months of purchase.  The CDSC is calculated on either the (1) net asset value per share (“NAV”) of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less.  Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.

Sale of Class C Shares: You do not pay a sales charge when you purchase Class C Shares.  The offering price of Class C Shares is simply the next calculated net asset value per share (“NAV”).  If you redeem your Class C Shares within 12 months after your purchase, you will pay a contingent deferred sales charge of 1.00% (0.50% in the case of the S&P 500 Index Fund) on either the (1) NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less.  Formerly, the contingent deferred sales charge applied to Class C Shares redeemed within 18 months of purchase.  Class C Shares purchased prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.  Good order means that complete information is provided for your sale request.

Upon your purchase of Class C Shares, the underwriter, the Adviser, or one of their affiliates pays an up-front distribution fee equal to up to 0.75% of your investment and an up-front shareholder servicing fee equal to 0.25% of your investment.  The underwriter, the Adviser, or one of their affiliates may be reimbursed for those payments out of the proceeds of the Fund’s distribution plan and shareholder servicing plan applicable to Class C Shares, respectively, over the first twelve months of your investment in a Fund’s Class C Shares.  After twelve months and for as long as you hold your shares, the Funds’ distributor pays ongoing distribution fees and the Fund pays shareholder servicing fees to your financial intermediary in amounts up to 0.75% and 0.25% of the average daily net asset value of your investment in the Fund’s Class C Shares, respectively.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAI-0613